                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

ROBERT R. FORTUNE
     Chairman and President

                                                                October 31, 1995

Fellow Partner:

     Our Fund earned $2.39 per share of net investment income in the nine months ended September 30, 1995, as compared to $2.24 per share in the same period of 1994. No capital gains have been realized in 1995.

     After providing for the $.60 per share distribution to partners of record on September 30, 1995, the net asset value per partnership share at that date was again a new high of $188.38.

     There were no Portfolio additions since our last report. Securities distributed in redemption of partners' shares were 17,394 shares of Intel Corp.

     You will find an interesting comparison of the performance of our Fund with leading stock market indexes together with comments on the economy and the market in the accompanying adviser's report. Your comments or inquiries concerning Chestnut Street Exchange Fund are welcomed.

                                           Yours sincerely,

                                           /s/ROBERT R. FORTUNE
                                           --------------------
                                           Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

     The U.S. equity market continued its rise through the third quarter of 1995. Through the end of September, the broad market as measured by the S&P 500, produced a price-only return of 27.2%, outpacing the narrower Dow Jones Industrial Average's return of 24.9%. Small-capitalization issues continued their rally in the third quarter with the NASDAQ posting year-to-date returns of 38.8%. During the same period your Fund increased 30.4%.

     The Dow Jones Industrial Average is close to a record, and the S&P 500 is keeping pace. While the market continued upward, driven by strong mutual fund flows in the third quarter, and somewhere around $50 billion in merger and acquisition activity in August alone, we believe that the U.S. equity market is becoming increasingly vulnerable to a 5-10% correction.

                            COMPARATIVE PERFORMANCE

                                                                       NINE MONTHS ENDED
                                                                      -------------------
                                                                      9/30/95     9/30/94
                                                                      -------     -------
    Chestnut Street Exchange Fund...................................   +30.4%       +3.5%
    Dow Jones Industrial Average....................................   +24.9%       +2.4%
    Standard & Poor's 500 Index.....................................   +27.2%       -0.8%
    Standard & Poor's 400 Index.....................................   +25.4%       +1.5%
    NASDAQ Composite................................................   +38.8%       -1.6%

     Earnings generally have exceeded expectations for the first half of the year. Operating earnings rose 21% during the second quarter leading us to raise our earnings forecast for 1995 to $37.00, which gives us a market P/E of under 16 times for 1995. Using 1996 estimates, the market P/E calculates to 15 times earnings, hardly overvalued. However, some earnings disappointments are due to confront analysts and investors, and comparisons will become much more difficult in coming periods.

     While we continue to remain positive with respect to the fundamental underpinnings of the markets, we also expect the equity markets to exhibit greater volatility with each new high. And while earnings growth will continue to be positive for the equity market, we reiterate that this growth will come at a slower pace. The equity market still represents good value, relative to both cash and bonds. Your Fund continues to be invested in companies with better than market growth potential for sales, earnings and dividends.

October 20, 1995                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF NET ASSETS

                               SEPTEMBER 30, 1995

                                  (UNAUDITED)

  NO. OF
  SHARES                                       VALUE
-----------                                -------------
COMMON STOCKS--96.8%
             AUTO & AUTO PARTS--0.7%
     41,299  Genuine Parts Company.....    $   1,657,122
                                           -------------
             BANKS--7.4%
     12,476  Barnett Banks Inc. .......          706,453
     60,000  CoreStates Financial Corp. ...    2,197,500
     16,993  First Chicago Corp. ......        1,166,145
     40,000  Morgan (J.P.) & Co.,
               Inc. ...................        3,095,000
     89,328  NationsBank Corp. ........        6,007,308
    157,266  Norwest Corp. ............        5,150,462
                                           -------------
                                              18,322,868
                                           -------------
             BUILDING MATERIALS &
               FOREST PRODUCTS--2.0%
     45,130  Armstrong World
               Industries, Inc. .......        2,504,715
     52,117  Weyerhaeuser Company......        2,377,838
                                           -------------
                                               4,882,553
                                           -------------
             BUSINESS PRODUCTS &
               SERVICES--3.5%
     50,647  Dun & Bradstreet
               Corporation.............        2,931,195
     68,416  Harland (John H.) Co. ....        1,513,704
     52,000  Minnesota Mining &
               Manufacturing Company...        2,938,000
     30,000  PHH Corp. ................        1,350,000
                                           -------------
                                               8,732,899
                                           -------------
             CHEMICALS--9.4%
     96,700  Air Products & Chemicals,
               Inc. ...................        5,040,487
     53,948  Betz Laboratories,
               Inc. ...................        2,205,125
    104,214  Cabot Corporation.........        5,536,369
    213,832  Loctite Corp. ............       10,344,123
                                           -------------
                                              23,126,104
                                           -------------
             CONSUMER NON-DURABLES &
               SERVICES--6.5%
    231,354  Coca-Cola (The) Company...       15,963,426
                                           -------------
             CONTAINERS--1.1%
     67,148  *Crown Cork & Seal
               Company, Inc. ..........        2,601,985
                                           -------------
             DIVERSIFIED
               COMPANIES--2.7%
     78,595  Alco Standard Corporation...      6,660,926
                                           -------------

  NO. OF
  SHARES                                       VALUE
-----------                                -------------
             DRUGS & MEDICAL--15.5%
    122,442  Abbott Laboratories,
               Inc. ...................    $   5,219,090
     39,177  Baxter International,
               Inc. ...................        1,611,154
    220,121  Johnson & Johnson,
               Inc. ...................       16,316,469
    211,266  Merck & Company, Inc. ....       11,830,896
     62,000  SmithKline Beecham p.l.c.
               ADR unit................        3,138,750
                                           -------------
                                              38,116,359
                                           -------------
             ELECTRICAL EQUIPMENT--4.6%
    102,865  Emerson Electric Company...       7,354,847
     64,000  General Electric Company...       4,080,000
                                           -------------
                                              11,434,847
                                           -------------
             ELECTRONICS--18.0%
    165,222  AMP, Inc. ................        6,361,047
     22,298  Hewlett-Packard Company...        1,859,096
    336,934  Intel Corp. ..............       20,258,157
    119,118  Motorola, Incorporated....        9,097,637
     79,666  Raytheon Company..........        6,771,610
                                           -------------
                                              44,347,547
                                           -------------
             ENTERTAINMENT--1.6%
     68,000  Walt Disney Company.......        3,901,500
                                           -------------
             FOOD PROCESSING &
               DISTRIBUTION--1.6%
    170,000  McCormick & Co. Inc. .....        4,058,750
                                           -------------
             INSURANCE &
               FINANCIAL--2.6%
     22,000  Aetna Life & Casualty
               Co. ....................        1,614,250
     43,930  American Express
               Company.................        1,949,394
     12,028  CIGNA Corp. ..............        1,252,416
     19,392  Marsh & McLennan
               Companies, Inc. ........        1,704,072
                                           -------------
                                               6,520,132
                                           -------------
             LODGING & RESTAURANT--1.6%
    101,234  McDonald's Corporation....        3,872,201
                                           -------------
             NATURAL GAS
               TRANSMISSION--0.5%
     24,000  Tenneco, Inc. ............        1,110,000
                                           -------------
             OFFICE EQUIPMENT--0.4%
     10,471  International Business
               Machines Corporation....          988,201
                                           -------------

                                        3
5,040,487

                      STATEMENT OF NET ASSETS (CONCLUDED)

  NO. OF
  SHARES                                       VALUE
-----------                                -------------
COMMON STOCKS (CONTINUED)
             PAPER--1.4%
     30,000  Consolidated Papers, Inc. ... $   1,676,250
     36,955  Westvaco Corp. ...........        1,686,072
                                           -------------
                                               3,362,322
                                           -------------
             PETROLEUM--2.3%
     13,500  Atlantic Richfield Co. ...        1,449,562
     40,000  Exxon Corp. ..............        2,890,000
     40,360  Louisiana Land &
               Exploration Company.....        1,437,825
                                           -------------
                                               5,777,387
                                           -------------
             PETROLEUM EQUIPMENT &
               SERVICES--0.8%
     30,216  Schlumberger, Ltd. .......        1,971,594
                                           -------------
             POLLUTION CONTROL--2.0%
    114,556  Browning-Ferris
               Industries, Inc. .......        3,479,639
     49,836  WMX Technologies, Inc. ...        1,420,326
                                           -------------
                                               4,899,965
                                           -------------
             RETAIL--GENERAL &
               SPECIALTY--4.1%
    116,772  Albertson's Inc. .........        3,984,844
     78,739  K Mart Corp. .............        1,141,715
     61,502  Melville Corp. ...........        2,121,819
     60,000  Penney (J.C.) Company,
               Inc. ...................        2,977,500
                                           -------------
                                              10,225,878
                                           -------------
             TELEPHONE UTILITIES--4.3%
     65,000  AT&T Corp. ...............        6,433,075
    163,900  GTE Corp. ................        4,273,750
                                           -------------
                                              10,706,825
                                           -------------
             TRANSPORTATION--2.2%
     39,932  Burlington Northern,
               Inc. ...................        2,895,070
     40,000  Union Pacific Corp. ......        2,650,000
                                           -------------
                                               5,545,070
                                           -------------

             Total Common Stocks
                   (Cost
               $46,380,013)............      238,786,461
                                           -------------

  NO. OF
  SHARES                                       VALUE
-----------                                -------------
                 PREFERRED STOCKS--0.0%
      2,994  *Al Copeland Enterprises,
               Inc., 17.50%, Cum.Cvt.
               (Cost $25,670)..........    $           0
                                           -------------
    PAR
-----------
           SHORT-TERM OBLIGATIONS--3.2%
 $7,000,000  General Electric Capital
               Corp., Commercial Paper,
               5.78%, 10/30/95.........       7,000,000
    800,000  General Electric Capital
               Corp., Commercial Paper,
               5.93%, 10/06/95.........         800,000
    200,000  General Electric Capital
               Corp., Commercial Paper,
               5.76%, 10/06/95.........         200,000
                                           -------------

             Total Short-Term
                 Obligations
                 (Cost $8,000,000).....       8,000,000
                                           -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $54,405,683)........      100.0%    246,786,461
Distributions payable.......       (0.3)       (785,532)
Other assets in excess of
  other liabilities.........        0.3         609,621
                                  -----    ------------
NET ASSETS (Applicable to
  1,309,146 partnership
  shares outstanding).......      100.0%   $246,610,550
                                  =====    ============
NET ASSET VALUE PER SHARE...               $     188.38
                                           =============
NET ASSETS APPLICABLE TO
  SHARES OWNED BY:
Limited partners
  (1,250,215 shares)........               $235,509,415
Managing general partners
  (13,274 shares)........... $2,500,492
Non-managing general partner
  (45,657 shares)...........  8,600,643      11,101,135
                             ----------    ------------
Total net assets
  (1,309,146 shares)........               $246,610,550
                                           =============

* Non-Income Producing

Values for securities listed on a securities exchange are based upon the last reported sales price on September 29, 1995. Securities not so listed or not traded on that date are valued at the latest bid price.

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

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                           MANAGING GENERAL PARTNERS

                               Robert R. Fortune
                               G. Willing Pepper
                                R. Stewart Rauch
                            David R. Wilmerding, Jr.

                              INVESTMENT ADVISERS

                         PNC Bank, National Association
                                      and
                               PNC Institutional
                             Management Corporation
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                                 TRANSFER AGENT

                                   PFPC Inc.
                                 P.O. Box 8950
                           Wilmington, Delaware 19899
                                 (800) 852-4750
                           (302) 791-1043 (Delaware)

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                     [CHESTNUT STREET EXCHANGE FUND LOGO]

                              Third Quarter Report

                               September 30, 1995

                            Chestnut Street Exchange

                                      Fund

                              400 Bellevue Parkway
                                   Suite 100
                           Wilmington, Delaware 19809
                                 (302) 792-2555
                           Edward J. Roach, Treasurer
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